Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Share-Based Compensation

Note 20. Share-Based Compensation

The 2017 Equity Incentive Plan, referred to as the “2017 Plan”, was adopted by the Company on July 14, 2017.

Pursuant to the terms of the 2017 Plan, the board of directors, the Compensation Committee or such other committee as is appointed by the board of directors to administer the Incentive Plan, may grant stock options, restricted stock rights, restricted stock, performance share awards, performance share units and stock appreciation rights under the 2017 Plan, establish the terms and conditions for those awards, construe and interpret the 2017 Plan and establish the rules for the 2017 Plan’s administration. Such awards may be granted to employees, non-employee directors, officers or consultants or any affiliate or any person to whom an offer of employment with the Group or any affiliate is extended. Such committee has the authority to determine which employees, non-employee directors, officers, consultants and prospective employees should receive such awards. Subject to adjustment for changes in capitalization, the total number of Common Shares subject to all awards under the 2017 Plan is 575,403 Common Shares.

Pursuant to a plan of arrangement which was completed in 2017, 40,000 options were issued under the 2017 Plan in exchange for options issued and outstanding under a previous equity incentive plan.

On December 1, 2017, the Company issued 535,000 options to directors, officers, employees and consultants with an exercise price of US$8.76 per Common Share and an expiry date of December 1, 2027.

On May 12, 2018, a Group executive surrendered for cancellation 20,000 options to purchase the Company’s common shares. On the same date, the Company granted to a different employee options to purchase 20,000 of the Company’s common shares at an exercise price of US$8.76 per share. The options vested immediately and expire on December 1, 2027.

In July 2019, stock options to purchase 20,000 of the Company's common shares at US$8.76 per share were exercised. The closing price of the Company's common share was US$14.76 per share on the date of the exercise.

The following table is a summary of the changes in stock options granted under the plans:

	2017 Plan		2008 Plan
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	of	per share	of	per share
	options	(US$)	options	(US$)
Outstanding as at December 31, 2016	—	—	40,000	40.05
Exchanged under the plan of arrangement	40,000	40.05	(40,000)	40.05
Granted	535,000	8.76	—	—
Outstanding as at December 31, 2017	575,000	10.94	—	—
Forfeited	(125,000)	13.77	—	—
Cancelled	(20,000)	40.05	—	—
Granted	20,000	8.76	—	—
Outstanding as at December 31, 2018	450,000	8.76	—	—
Forfeited	(4,000)	8.76	—	—
Exercised	(20,000)	8.76	—
Outstanding as at December 31, 2019	426,000	8.76	—
As at December 31, 2019:
Options exercisable	426,000	8.76	—
Options available for granting in future periods	129,403		—

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2019:

	Options Outstanding and Exercisable
		Weighted average remaining
Exercise Price per Share (US$)	Number outstanding	contractual life (in years)
$8.76	426,000	7.92

The following table summarizes the share-based compensation expenses recognized by the Group:

Years ended December 31:	2019	2018	2017
Share-based compensation expenses arising from stock options granted by the Company	$—	$69	$2,876

The weighted average assumptions and inputs used in calculating the fair value of the stock options granted on May 12, 2018 and December 1, 2017, respectively, using the Black-Scholes-Merton formula are as follows:

	2018	2017
Number of options granted	20,000	535,000
Vesting requirements	Immediately	Immediately
Contractual life	9.54 years	10 years
Method of settlement	In equity	In equity
Exercise price per share	US$8.76	US$8.76
Market price per share on grant date	US$6.30	US$8.40
Expected volatility	37.86%	37.74%
Expected option life	9.54 years	10 years
Expected dividends	0.00%	0.00%
Risk-free interest rate	2.93%	2.38%
Fair value of option granted (per option)	$3.44(US$2.69)	$5.38(US$4.22)

The expected volatility was determined based on the historical price movement over the expected option life, with adjustments for underlying businesses. The stock option holders are not entitled to dividends or dividend equivalents until the options are exercised.

The aggregate fair value of options granted was $nil,  $69 and $2,876, respectively, which was recognized as share-based compensation expense in the Group’s consolidated statement of operations, for the years ended December 31, 2019, 2018 and 2017.